UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21731

Nuveen Equity Premium Advantage Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Advantage Fund (JLA)
March 31, 2009

Shares	Description (1)			Value
	Common Stocks – 100.6%
	Aerospace & Defense – 1.2%
29,800	Boeing Company			$1,060,284
42,000	Honeywell International Inc.			1,170,120
33,266	United Technologies Corporation			1,429,773
	Total Aerospace & Defense			3,660,177
	Air Freight & Logistics – 0.7%
45,992	United Parcel Service, Inc., Class B			2,263,726
	Airlines – 0.3%
26,898	Delta Air Lines, Inc., (2)			151,436
48,702	Lan Airlines S.A., Sponsored ADR			407,149
49,213	Southwest Airlines Co.			311,518
	Total Airlines			870,103
	Auto Components – 0.1%
24,913	American Axle and Manufacturing Holdings Inc.			32,885
45,555	Cooper Tire & Rubber			184,042
	Total Auto Components			216,927
	Automobiles – 0.2%
143,708	Ford Motor Company, (2)			377,952
21,284	Harley-Davidson, Inc.			284,993
	Total Automobiles			662,945
	Beverages – 1.5%
67,500	Coca-Cola Company			2,966,625
33,543	PepsiCo, Inc.			1,726,794
	Total Beverages			4,693,419
	Biotechnology – 6.9%
106,747	Amgen Inc., (2)			5,286,111
76,200	Celgene Corporation, (2)			3,383,280
20,673	Cephalon, Inc., (2)			1,407,831
67,957	Genzyme Corporation, (2)			4,035,966
159,220	Gilead Sciences, Inc., (2)			7,375,070
	Total Biotechnology			21,488,258
	Capital Markets – 0.7%
27,830	Bank of New York Company, Inc.			786,198
50,238	Charles Schwab Corporation			778,689
29,620	Waddell & Reed Financial, Inc., Class A			535,233
	Total Capital Markets			2,100,120
	Chemicals – 0.4%
34,414	Dow Chemical Company			290,110
45,613	E.I. Du Pont de Nemours and Company			1,018,538
	Total Chemicals			1,308,648
	Commercial Banks – 2.6%
19,600	American Express Company			267,148
130,976	Bank of America Corporation			893,256
31,134	FirstMerit Corporation			566,639
10,300	Goldman Sachs Group, Inc.			1,092,006
89,884	JPMorgan Chase & Co.			2,389,117
35,442	Lloyds TSB Group PLC, Sponsored ADR			142,831
35,900	Morgan Stanley			817,443
8,262	Toronto-Dominion Bank			285,700
63,800	U.S. Bancorp			932,118
57,557	Wells Fargo & Company			819,612
	Total Commercial Banks			8,205,870
	Commercial Services & Supplies – 0.9%
4,940	Corporate Executive Board Company			71,630
32,138	Deluxe Corporation			309,489
20,600	Manpower Inc.			649,518
30,475	Pitney Bowes Inc.			711,591
35,092	R.R. Donnelley & Sons Company			257,224
26,700	Resources Connection, Inc., (2)			402,636
30,937	Robert Half International Inc.			551,607
	Total Commercial Services & Supplies			2,953,695
	Communications Equipment – 8.3%
460,780	Cisco Systems, Inc., (2)			7,727,281
33,878	Comverse Technology, Inc., (2)			194,460
59,568	Corning Incorporated			790,467
28,192	Harris Corporation			815,876
326,168	QUALCOMM, Inc.			12,691,197
85,167	Research In Motion Limited, (2)			3,668,143
	Total Communications Equipment			25,887,424
	Computers & Peripherals – 9.9%
213,906	Apple, Inc., (2)			22,485,800
50,900	EMC Corporation, (2)			580,260
76,993	Hewlett-Packard Company			2,468,396
42,010	International Business Machines Corporation (IBM)			4,070,349
23,041	McAfee Inc., (2)			771,874
66,278	Sun Microsystems Inc., (2)			485,155
	Total Computers & Peripherals			30,861,834
	Consumer Finance – 0.1%
23,560	SLM Corporation, (2)			116,622
3,200	Visa Inc.			177,920
	Total Consumer Finance			294,542
	Containers & Packaging – 0.4%
43,903	Packaging Corp. of America			571,617
24,900	Sonoco Products Company			522,402
	Total Containers & Packaging			1,094,019
	Diversified Consumer Services – 0.4%
8,621	ITT Educational Services, Inc., (2)			1,046,762
63,150	Service Corporation International			220,394
	Total Diversified Consumer Services			1,267,156
	Diversified Financial Services – 0.5%
3,801	CME Group, Inc.			936,528
20,800	Moody’s Corporation			476,736
	Total Diversified Financial Services			1,413,264
	Diversified Telecommunication Services – 2.1%
156,370	AT&T Inc.			3,940,524
26,612	Chunghwa Telecom Co., Ltd, Sponsored ADR, (2)			485,137
586	FairPoint Communications Inc.			457
72,955	Frontier Communications Corporation			523,817
48,750	Verizon Communications Inc.			1,472,250
	Total Diversified Telecommunication Services			6,422,185
	Electric Utilities – 0.9%
29,414	Covanta Holding Corporation, (2)			385,029
48,358	Great Plains Energy Incorporated			651,382
39,027	OGE Energy Corp.			929,623
27,982	Pinnacle West Capital Corporation			743,202
	Total Electric Utilities			2,709,236
	Electrical Equipment – 1.1%
26,700	Cooper Industries, Ltd., Class A			690,462
57,024	Emerson Electric Company			1,629,746
15,331	Hubbell Incorporated, Class B			413,324
15,318	Rockwell Automation, Inc.			334,545
13,087	SunPower Corporation, (2)			259,123
	Total Electrical Equipment			3,327,200
	Electronic Equipment & Instruments – 0.9%
20,482	Agilent Technologies, Inc., (2)			314,808
26,404	Amphenol Corporation, Class A			752,250
61,909	Gentex Corporation			616,614
17,963	MEMC Electronic Materials, (2)			296,210
18,868	Roper Industries Inc.			800,947
	Total Electronic Equipment & Instruments			2,780,829
	Energy Equipment & Services – 1.1%
30,800	Cooper Cameron Corporation, (2)			675,444
17,773	Diamond Offshore Drilling, Inc.			1,117,211
53,500	Halliburton Company			827,645
34,800	Smith International, Inc.			747,504
	Total Energy Equipment & Services			3,367,804
	Food & Staples Retailing – 1.8%
47,715	CVS Caremark Corporation			1,311,685
25,052	Kroger Co.			531,603
24,262	SUPERVALU INC.			346,461
35,331	Walgreen Co.			917,193
49,763	Wal-Mart Stores, Inc.			2,592,652
	Total Food & Staples Retailing			5,699,594
	Food Products – 1.5%
21,962	Archer-Daniels-Midland Company			610,104
51,193	Kraft Foods Inc.			1,141,092
27,800	Monsanto Company			2,310,180
65,758	Sara Lee Corporation			531,325
	Total Food Products			4,592,701
	Gas Utilities – 0.7%
45,367	Nicor Inc.			1,507,545
26,900	Piedmont Natural Gas Company			696,441
	Total Gas Utilities			2,203,986
	Health Care Equipment & Supplies – 2.2%
35,925	Accuray, Inc., (2)			180,703
35,100	Baxter International, Inc.			1,797,822
58,519	Boston Scientific Corporation, (2)			465,226
18,760	Cardinal Health, Inc.			590,565
42,325	ev3, Inc., (2)			300,508
14,126	Hill Rom Holdings Inc.			139,706
9,069	Intuitive Surgical, Inc., (2)			864,820
26,459	Lincare Holdings, (2)			576,806
28,113	Medtronic, Inc.			828,490
22,174	Saint Jude Medical Inc., (2)			805,581
12,387	Zimmer Holdings, Inc., (2)			452,126
	Total Health Care Equipment & Supplies			7,002,353
	Health Care Providers & Services – 1.2%
21,521	Brookdale Senior Living Inc.			108,681
26,098	Medco Health Solutions, Inc., (2)			1,078,891
10,900	Omnicare, Inc.			266,941
82,800	Tenet Healthcare Corporation, (2)			96,048
34,392	UnitedHealth Group Incorporated			719,825
12,848	Universal Health Services, Inc., Class B			492,592
22,500	Wellpoint Inc., (2)			854,325
	Total Health Care Providers & Services			3,617,303
	Hotels, Restaurants & Leisure – 2.0%
19,129	Carnival Corporation			413,186
30,804	International Game Technology			284,013
10,272	Interval Leisure Group Inc., (2)			54,442
37,462	McDonald’s Corporation			2,044,301
159,121	Starbucks Corporation, (2)			1,767,834
36,688	Starwood Hotels & Resorts Worldwide, Inc.			465,938
27,691	Tim Hortons Inc.			702,521
86,275	Wendys Arbys Group Inc.			433,963
	Total Hotels, Restaurants & Leisure			6,166,198
	Household Durables – 0.3%
20,700	KB Home			272,826
39,500	Newell Rubbermaid Inc.			252,010
10,757	Whirlpool Corporation			318,300
	Total Household Durables			843,136
	Household Products – 1.2%
78,495	Procter & Gamble Company			3,696,330
	Industrial Conglomerates – 1.2%
18,221	3M Co.			905,948
222,934	General Electric Company			2,253,863
23,990	Genuine Parts Company			716,341
	Total Industrial Conglomerates			3,876,152
	Insurance – 0.8%
16,791	AFLAC Incorporated			325,074
1,180	American International Group, Inc.			1,180
27,445	Fidelity National Title Group Inc., Class A			535,452
30,879	Marsh & McLennan Companies, Inc.			625,300
14,060	Prudential Financial, Inc.			267,421
21,373	Travelers Companies, Inc.			868,599
	Total Insurance			2,623,026
	Internet & Catalog Retail – 1.4%
54,145	Amazon.com, Inc., (2)			3,976,409
10,272	Hosting Site Network, Inc., (2)			52,798
26,380	IAC/InterActiveCorp., (2)			401,767
10,272	Ticketmaster Online-Citysearch, Inc., (2)			37,904
	Total Internet & Catalog Retail			4,468,878
	Internet Software & Services – 4.3%
163,488	eBay Inc., (2)			2,053,409
27,359	Google Inc., Class A, (2)			9,522,574
20,000	IBasis, Inc., (2)			13,400
43,727	United Online, Inc.			195,022
133,875	Yahoo! Inc., (2)			1,714,939
	Total Internet Software & Services			13,499,344
	IT Services – 2.1%
75,193	Automatic Data Processing, Inc.			2,643,786
25,137	Fidelity National Information Services			457,493
8,016	Global Payments Inc.			267,815
30,053	Infosys Technologies Limited, Sponsored ADR			800,311
9,286	Lender Processing Services Inc.			284,244
78,940	Paychex, Inc.			2,026,390
	Total IT Services			6,480,039
	Leisure Equipment & Products – 0.0%
26,523	Eastman Kodak Company			100,787
	Life Sciences Tools & Services – 0.5%
45,252	Life Technologies Corporation, (2)			1,469,785
	Machinery – 1.3%
30,400	Caterpillar Inc.			849,984
11,159	Danaher Corporation			605,041
19,702	Deere & Company			647,605
16,300	Eaton Corporation			600,818
26,992	Graco Inc.			460,753
15,598	SPX Corporation			733,262
	Total Machinery			3,897,463
	Media – 3.5%
19,588	CBS Corporation, Class B			75,218
247,023	Comcast Corporation, Special Class A			3,179,186
137,994	DIRECTV Group, Inc., (2)			3,144,883
33,200	Liberty Media Corporation, Entertainment Tracking Shares, Class A, (2)			662,340
21,185	McClatchy Company			10,381
89,100	News Corporation, Class A			589,842
51,500	News Corporation, Class B			396,550
23,600	Omnicom Group, Inc.			552,240
65,946	Regal Entertainment Group, Class A			884,336
5,510	Time Warner Cable, Class A			136,648
21,952	Time Warner Inc.			423,674
40,497	Walt Disney Company			735,426
	Total Media			10,790,724
	Metals & Mining – 0.6%
15,303	AngloGold Ashanti Limited, Sponsored ADR			562,538
45,386	Companhia Siderurgica Nacional S.A., Sponsored ADR			673,528
44,334	Southern Copper Corporation			772,298
	Total Metals & Mining			2,008,364
	Multiline Retail – 1.3%
25,600	Family Dollar Stores, Inc.			854,272
32,926	Federated Department Stores, Inc.			293,041
18,600	J.C. Penney Company, Inc.			373,302
16,609	Kohl’s Corporation, (2)			702,893
23,835	Sears Holding Corporation, (2)			1,089,498
24,969	Target Corporation			858,684
	Total Multiline Retail			4,171,690
	Multi–Utilities – 0.5%
67,098	Duke Energy Corporation			960,843
22,795	Integrys Energy Group, Inc.			593,582
	Total Multi-Utilities			1,554,425
	Oil, Gas & Consumable Fuels – 5.4%
4,100	BP PLC, Sponsored ADR			164,410
68,865	Chevron Corporation			4,630,483
49,314	ConocoPhillips			1,931,136
47,700	Delta Petroleum Corporation, (2)			57,240
125,912	Exxon Mobil Corporation			8,574,607
3,700	Royal Dutch Shell PLC, Class A, Sponsored ADR			163,910
41,765	XTO Energy, Inc.			1,278,844
	Total Oil, Gas & Consumable Fuels			16,800,630
	Paper & Forest Products – 0.1%
29,531	International Paper Company			207,898
	Pharmaceuticals – 5.8%
42,998	Abbott Laboratories			2,051,005
19,943	Allergan, Inc.			952,478
78,086	Bristol-Myers Squibb Company			1,711,645
39,208	Eli Lilly and Company			1,309,939
23,799	Forest Laboratories, Inc., (2)			522,626
17,605	GlaxoSmithKline PLC, Sponsored ADR			546,987
66,428	Johnson & Johnson			3,494,113
73,372	Merck & Co. Inc.			1,962,701
3,600	Novartis AG, Sponsored ADR			136,188
198,340	Pfizer Inc.			2,701,391
45,366	Schering-Plough Corporation			1,068,369
38,806	Wyeth			1,670,210
	Total Pharmaceuticals			18,127,652
	Real Estate Investment Trust – 0.6%
19,268	Apartment Investment & Management Company, Class A			105,589
72,400	DCT Industrial Trust Inc.			229,508
10,381	Developers Diversified Realty Corporation			22,112
38,773	Nationwide Health Properties, Inc.			860,373
41,422	Senior Housing Properties Trust			580,736
34,858	U-Store-It Trust			70,413
	Total Real Estate Investment Trust			1,868,731
	Road & Rail – 0.4%
20,842	Burlington Northern Santa Fe Corporation			1,253,646
	Semiconductors & Equipment – 5.6%
60,509	Advanced Micro Devices, Inc., (2)			184,552
69,851	Altera Corporation			1,225,885
15,765	Analog Devices, Inc.			303,792
110,180	Applied Materials, Inc.			1,184,435
94,569	Atmel Corporation, (2)			343,285
76,900	Broadcom Corporation, Class A, (2)			1,536,462
10,535	Cymer, Inc., (2)			234,509
32,177	Cypress Semiconductor Corporation, (2)			217,838
28,948	Fairchild Semiconductor International Inc., Class A, (2)			107,976
46,242	Integrated Device Technology, Inc., (2)			210,401
380,115	Intel Corporation			5,720,731
20,531	Intersil Holding Corporation, Class A			236,107
70,975	Linear Technology Corporation			1,631,006
97,250	LSI Logic Corporation, (2)			295,640
52,100	National Semiconductor Corporation			535,067
12,423	Novellus Systems, Inc., (2)			206,594
97,135	NVIDIA Corporation, (2)			957,751
110,998	Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR			993,432
53,823	Texas Instruments Incorporated			888,618
20,634	Varian Semiconductor Equipment Associate, (2)			446,932
	Total Semiconductors & Equipment			17,461,013
	Software – 9.4%
204,828	Activision Blizzard Inc., (2)			2,142,501
101,330	Adobe Systems Incorporated, (2)			2,167,449
48,270	Akamai Technologies, Inc., (2)			936,438
52,300	Autodesk, Inc., (2)			879,163
99,925	CA Inc.			1,759,679
33,659	Cadence Design Systems, Inc., (2)			141,368
61,384	Electronic Arts Inc. (EA), (2)			1,116,575
640,601	Microsoft Corporation			11,767,840
459,765	Oracle Corporation			8,307,954
8,238	SAP AG, Sponsored ADR			290,719
	Total Software			29,509,686
	Specialty Retail – 1.8%
28,850	Best Buy Co., Inc.			1,095,146
45,972	Gap, Inc.			597,176
53,091	Home Depot, Inc.			1,250,824
40,900	Limited Brands, Inc.			355,830
46,421	Lowe’s Companies, Inc.			847,183
29,738	TJX Companies, Inc.			762,482
38,316	Urban Outfitters, Inc., (2)			627,233
	Total Specialty Retail			5,535,874
	Textiles, Apparel & Luxury Goods – 0.1%
15,000	Coach, Inc., (2)			250,500
	Thrifts & Mortgage Finance – 0.0%
2,762	Capitol Federal Financial			104,431
1,712	Tree.com Inc., (2)			7,909
	Total Thrifts & Mortgage Finance			112,340
	Tobacco – 1.0%
69,396	Altria Group, Inc.			1,111,724
52,683	Philip Morris International			1,874,461
	Total Tobacco			2,986,185
	Wireless Telecommunication Services – 0.8%
45,119	China Mobile Hong Kong Limited, Sponsored ADR			1,963,579
23,302	Vodafone Group PLC, Sponsored ADR			405,921
	Total Wireless Telecommunication Services			2,369,500
	Total Common Stocks (cost $371,954,976)			313,095,314

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short–Term Investments – 6.8%
$21,036	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/09, repurchase price $21,035,600, collateralized by $14,025,000 U.S. Treasury Bonds, 7.625%, due 2/15/25, value $21,463,860	0.100%	4/01/09	$21,035,542
	Total Short–Term Investments (cost $21,035,542)			21,035,542
	Total Investments (cost $392,990,518) – 107.4%			334,130,856

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value
	Call Options Written - (5.3)% (4)
(75)	Mini-NDX 100 Index	$(862,500)	4/18/09	$115	$(74,250)
(1,276)	Mini-NDX 100 Index	(15,312,000)	4/18/09	120	(794,310)
(2,047)	Mini-NDX 100 Index	(25,587,500)	4/18/09	125	(695,980)
(2,262)	Mini-NDX 100 Index	(28,275,000)	5/16/09	125	(1,379,820)
(139)	NASDAQ 100 Index	(15,985,000)	4/18/09	1,150	(1,376,795)
(136)	NASDAQ 100 Index	(17,000,000)	4/18/09	1,250	(466,480)
(197)	NASDAQ 100 Index	(23,640,000)	4/18/09	1,200	(1,229,280)
(94)	NASDAQ 100 Index	(11,750,000)	5/16/09	1,250	(572,930)
(141)	NASDAQ 100 Index	(16,920,000)	5/16/09	1,200	(1,250,670)
(253)	S&P 500 Index	(20,872,500)	4/18/09	825	(382,030)
(293)	S&P 500 Index	(23,440,000)	4/18/09	800	(763,265)
(229)	S&P 500 Index	(17,175,000)	5/16/09	750	(1,688,875)
(213)	S&P 500 Index	(17,572,500)	5/16/09	825	(663,495)
(246)	S&P 500 Index	(19,065,000)	5/16/09	775	(1,410,810)
(261)	S&P 500 Index	(20,880,000)	5/16/09	800	(1,126,215)
(162)	S&P 500 Index	(12,555,000)	6/20/09	775	(1,206,900)
(247)	S&P 500 Index	(19,760,000)	6/20/09	800	(1,416,545)
(8,271)	Total Call Options Written (premiums received $13,699,341)	(306,652,000)			(16,498,650)
	Other Assets Less Liabilities – (2.1)%				(6,409,962)
	Net Assets – 100%				$311,222,244

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.”  SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements.  In determining the value of the Fund’s investments various inputs are used.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

		Level 1	Level 2	Level 3	Total
Investments		$334,130,856	$—	$—	$334,130,856
Call options written		(7,451,235)	(9,047,415)	—	(16,498,650)
Total		$326,679,621	$(9,047,415)	$—	$317,632,206

Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) “Disclosures about Derivative Instruments and Hedging Activities”.  This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund’s financial position, results of operations and cash flows, if any.  The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations. Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk	Instrument
Equity Price	Options	—	$—	Call options written, at value	$16,498,650

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2009, the cost of investments (excluding call options written) was $392,958,567.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2009, were as follows:

Gross unrealized:
Appreciation					$ 24,851,099
Depreciation					(83,678,810)

Net unrealized appreciation (depreciation) of investments					$ (58,827,711)

(1)	All Percentages in the Portfolio of Investments are based on net assets.
(2)	Non-income producing.
(3)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Equity Premium Advantage Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 29, 2009

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 29, 2009

*                      Print the name and title of each signing officer under his or her signature.